Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Royalties	Total Payments
Total	$ 39,910	$ 39,910
Utah Project [Member]
Total	15,946	15,946
Wyoming Project [Member]
Total	21,581	21,581
Texas Project [Member]
Total	1,714	1,714
New Mexico Project [Member]
Total	125	125
Oklahoma Project [Member]
Total	228	228
Montana Project [Member]
Total	$ 316	$ 316